Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 40,398	R$ 35,714
Demand deposits Percentage	100.00%	100.00%
Savings accounts	R$ 57,369	R$ 58,112
Savings accounts Percentage	100.00%	100.00%
Time deposits	R$ 403,686	R$ 393,757
Time deposits Percentage	26.00%	26.00%
Interbank deposit	R$ 5,850	R$ 4,264
Interbank deposit percentage	18.00%	18.00%
Funds from acceptances and issuance of securities	R$ 151,686	R$ 142,553
Funds from acceptances and issuance of securities percentage	7.00%	6.00%
Borrowings and Onlendings	R$ 105,768	R$ 87,236
Borrowings and Onlendings percentage	9.00%	8.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	R$ 23,125	R$ 19,627
Subordinated Debts / Debt Instruments Eligible to Compose Capital percentage	0.00%	0.00%
Total	R$ 787,882	R$ 741,263
Total percentage	28.00%	29.00%
Customers Funding 0 Days 30 [Member]
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 40,398	R$ 35,714
Savings accounts	57,369	58,112
Time deposits	103,569	103,519
Interbank deposit	1,058	779
Funds from acceptances and issuance of securities	11,237	8,820
Borrowings and Onlendings	9,959	6,711
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Total	R$ 223,590	R$ 213,655